Strategy Shares

September 4, 2025 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459
Re:	Strategy Shares (the “Registrant”);
File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: that the form of prospectus that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Gold Enhanced Yield ETF, Strategy Shares Newfound/ReSolve Robust Momentum ETF, Day Hagan Smart Sector ETF, Day Hagan Smart Sector Fixed Income ETF, Day Hagan Smart Sector International ETF, Day Hagan Smart Buffer ETF, Eventide US Market ETF, and Eventide High Dividend ETF do not differ from those contained in the Registrant's Post-Effective Amendment No. 145, which was electronically filed with the Commission on August 27, 2025.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary

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